PREFERRED SHARES (Details) - USD ($)				1 Months Ended		12 Months Ended
	Aug. 11, 2011	Sep. 25, 2008	Jan. 16, 2004	Apr. 30, 2014	Apr. 03, 2014	Dec. 31, 2014	Dec. 31, 2013
Temporary Equity [Line Items]
Share price						$ 8.60
Stock issuance costs				$ 4,031,356		$ 4,031,356
Additional Paid-in Capital [Member]
Temporary Equity [Line Items]
Conversion of convertible redeemable preferred shares					$ 111,929,780
Series A [Member]
Temporary Equity [Line Items]
Shares issued during period			8,571,430
Value of shares issued during period			$ 500,000
Share price			$ 0.05833
Series B [Member]
Temporary Equity [Line Items]
Shares issued during period		5,630,630
Value of shares issued during period		$ 5,000,000
Share price		$ 0.888
Accretion of convertible redeemable preferred shares						$ 576,431	$ 2,072,284
Conversion of debt		$ 1,500,000
Shares issued for debt conversion		1,689,190
Series C [Member]
Temporary Equity [Line Items]
Shares issued during period	10,914,852
Value of shares issued during period	$ 19,974,179
Share price	$ 1.83
Stock issuance costs	$ 218,376
Accretion of convertible redeemable preferred shares							$ 42,287,776
Class B [Member] | Ordinary Shares [Member]
Temporary Equity [Line Items]
Shares issued for conversion of convertible redeemable preferred shares					25,430,831
Conversion of convertible redeemable preferred shares					$ 25,431